Investments in Associates and Joint Ventures(Table)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Investments In Associates Abstract [Abstract]
Disclosure Of Interests In Associates Explanatory

Investments in associates and joint ventures as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Ownership (%)	Acquisition cost		Share of net asset amount		Carrying amount		Industry	Location
	(In millions of Korean won)
KB Pre IPO Secondary Venture Fund No.1[1]	15.19	￦	1,137	￦	1,705	￦	1,705	Investment finance	Korea
KB GwS Private Securities Investment Trust	26.74		113,880		138,013		136,168	Investment finance	Korea
KB-KDBC Pre-IPO New Technology Business Investment Fund[2]	66.66		20,000		18,988		18,988	Investment finance	Korea
KB Star Office Private Real Estate Investment Trust No.1	21.05		20,000		19,839		19,839	Investment finance	Korea
PT Bank Bukopin TBK	22.00		116,422		115,321		121,381	Banking and foreign exchange transaction	Indonesia
Balhae Infrastructure Company[1]	12.61		105,214		101,391		101,391	Investment finance	Korea
Aju Good Technology Venture Fund	38.46		19,998		23,016		23,016	Investment finance	Korea
SY Auto Capital Co., Ltd.	49.00		9,800		17,736		12,725	Installment loan	Korea
Incheon Bridge Co., Ltd.[1]	14.99		9,158		(14,746)		—	Operation of highways and related facilities	Korea
Big Dipper Co., Ltd.	29.33		440		10		125	Research, consulting and big data	Korea
Paycoms Co., Ltd.[3]	11.70		800		17		45	System software publishing	Korea
Food Factory Co., Ltd.[4]	22.22		1,000		398		1,000	Farm product distribution industry	Korea
KBSP Private Equity Fund No.4[1]	14.95		6,100		5,904		5,904	Investment finance	Korea
KB Private Equity Fund No.3[1]	15.69		8,000		7,754		7,754	Investment finance	Korea
Korea Credit Bureau Co., Ltd.[1]	9.00		4,500		5,991		5,991	Credit information	Korea
KoFC POSCO HANWHA KB Shared Growth Private Equity Fund No.2	25.00		12,970		13,616		13,616	Investment finance	Korea
Keystone-Hyundai Securities No.1 Private Equity Fund[1]	4.49		1,908		1,625		1,625	Investment finance	Korea
KB Social Impact Investment Fund	30.00		1,500		1,465		1,465	Investment finance	Korea
KB-Solidus Global Healthcare Fund	43.33		42,697		45,021		45,718	Investment finance	Korea
POSCO-KB Shipbuilding Fund	31.25		7,500		6,847		6,847	Investment finance	Korea
KB-TS Technology Venture Private Equity Fund[2]	56.00		19,824		19,731		19,731	Investment finance	Korea
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund[2]	42.55		21,250		20,504		19,752	Investment finance	Korea
KB-SJ Tourism Venture Fund[1]	18.52		3,000		2,761		2,761	Investment finance	Korea
UNION Media Commerce Fund	28.99		1,000		961		961	Investment	Korea
KB-Stonebridge Secondary Private Equity Fund[1]	14.56		5,215		4,944		4,944	Investment finance	Korea
KB SPROTT Renewable Private Equity Fund No.1	37.69		1,667		1,295		1,295	Investment finance	Korea
KB-UTC Inno-Tech Venture Fund	44.29		450		417		417	Investment finance	Korea
APRO Co., Ltd.[1]	15.19		1,500		2,565		2,790	Manufacture of electric power storage system	Korea
GH Real Estate I LP	42.00		17,678		19,042		19,042	Asset management	Guernsey
Others			2,505		2,243		1,244

		￦	577,113	￦	584,374	￦	598,240

	December 31, 2020
	Ownership (%)	Acquisition cost		Share of net asset amount		Carrying amount		Industry	Location
	(In millions of Korean won)
KB Pre IPO Secondary Venture Fund No.1[1]	15.19	￦	551	￦	1,279	￦	1,279	Investment finance	Korea
KB GwS Private Securities Investment Trust	26.74		113,880		142,799		141,359	Investment finance	Korea
KB-KDBC Pre-IPO New Technology Business Investment Fund[2]	66.66		13,601		16,042		16,042	Investment finance	Korea
KB Star Office Private Real Estate Investment Trust No.1	21.05		20,000		20,413		20,066	Investment finance	Korea
Balhae Infrastructure Company[1]	12.61		106,107		106,624		106,624	Investment finance	Korea
Aju Good Technology Venture Fund	38.46		17,113		21,351		21,348	Investment finance	Korea
SY Auto Capital Co., Ltd.	49.00		9,800		18,713		16,144	Installment loan	Korea
Incheon Bridge Co., Ltd.[1]	14.99		9,158		(18,100)		—	Operation of highways and related facilities	Korea
Big Dipper Co., Ltd.	25.14		440		(5)		—	Research, consulting and big data	Korea
Paycoms Co., Ltd.[3]	11.70		800		72		198	System software publishing	Korea
Food Factory Co., Ltd.[4]	22.22		1,000		632		1,281	Farm product distribution industry	Korea
KBSP Private Equity Fund No.4[1]	14.95		6,100		5,950		5,950	Investment finance	Korea
KB Private Equity Fund No.3[1]	15.69		—		94		94	Investment finance	Korea
Korea Credit Bureau Co., Ltd.[1]	9.00		4,500		7,153		7,153	Credit information	Korea
KoFC POSCO HANWHA KB Shared Growth Private Equity Fund No.2	25.00		9,739		9,845		9,845	Investment finance	Korea
Keystone-Hyundai Securities No.1 Private Equity Fund[1]	4.49		1,908		1,556		1,556	Investment finance	Korea
KB Social Impact Investment Fund	30.00		3,000		2,874		2,874	Investment finance	Korea
KB-Solidus Global Healthcare Fund	43.33		48,677		45,516		46,213	Investment finance	Korea
POSCO-KB Shipbuilding Fund	31.25		10,375		12,895		12,895	Investment finance	Korea
KB-TS Technology Venture Private Equity Fund[2]	56.00		16,576		17,630		17,630	Investment finance	Korea
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund[2]	42.55		26,050		27,513		26,763	Investment finance	Korea
KB-SJ Tourism Venture Fund[1]	18.52		4,500		4,133		4,133	Investment finance	Korea
UNION Media Commerce Fund	28.99		1,000		960		960	Investment	Korea
KB-Stonebridge Secondary Private Equity Fund[1]	14.56		14,308		16,636		16,636	Investment finance	Korea
KB SPROTT Renewable Private Equity Fund No.1	37.69		5,795		5,049		5,049	Investment finance	Korea
KB-UTC Inno-Tech Venture Fund	44.29		17,416		16,999		16,999	Investment finance	Korea
WJ Private Equity Fund No.1	26.95		10,000		9,711		9,711	Investment finance	Korea
All Together Korea Fund No.2	99.99		10,000		10,023		10,023	Asset management	Korea
KB-NAU Special Situation Corporate Restructuring Private Equity Fund[1]	12.00		5,700		5,611		5,611	Asset management	Korea
JR GLOBAL REIT	26.07		215,854		215,854		215,854	Real estate management	Korea
Project Vanilla Co., Ltd.	49.00		2,450		2,151		2,151	System software publishing	Korea
December & Company Inc.[1]	17.63		24,849		24,402		24,402	System software publishing	Korea
2020 KB Fintech Renaissance Fund[1]	5.05		550		547		547	Investment finance	Korea
KB Material and Parts No.1 PEF[1]	14.47		3,400		3,371		3,371	Investment finance	Korea
FineKB Private Equity Fund No.1	25.00		—		—		—	Investment finance	Korea
Others			2,475		1,004		674

		￦	737,672	￦	757,297	￦	771,435

[1]

As of December 31, 2019 and 2020, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.

[2]

In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.

[3]	The ownership of Paycoms Co., Ltd. would be 22.96% and 22.96% as of December 31, 2019 and 2020, respectively, considering the potential voting rights from convertible bond.
[4]	The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2019 and 2020, respectively, considering the potential voting rights from convertible bond.

In accordance with IAS No.28 Investments in Associates and Joint Ventures, the Group has applied exemption of equity method for 28 companies including Rainist Co., Ltd., and recognized them as financial assets at fair value through profit or loss.

Although the Group holds more than 20% of ownership, the entities that the Group has a limited influence on due to the trust agreement on related activities, bankruptcy and rehabilitation procedures have been excluded from the investment in associates by limited influence

Disclosure Of Reconciliation Of Summarised Financial Information Of Associate Accounted For Using Equity Method To Carrying Amount Of Interest In Associate Explanatory

Condensed financial information, adjustments to the carrying amount and dividend from major investments in associates and joint ventures as of December 31, 2019 and 2020, and for the years ended December 31, 2019 and 2020, are as follows:

	December 31, 2019*
	Total assets		Total liabilities		Paid-in capital		Equity		Share of net asset amount		Unrealized gains (losses) and others		Consoli- dated carrying amount
	(In millions of Korean won)
KB Pre IPO Secondary Venture Fund No.1	￦	11,237	￦	20	￦	8,690	￦	11,217	￦	1,705	￦	—	￦	1,705
KB GwS Private Securities Investment Trust		522,865		741		425,814		522,124		138,013		(1,845)		136,168
KB-KDBC Pre-IPO New Technology Business Investment Fund		29,086		603		30,000		28,483		18,988		—		18,988
KB Star Office Private Real Estate Investment Trust No.1		218,611		122,465		95,000		96,146		19,839		—		19,839
PT Bank Bukopin TBK		8,148,013		7,623,829		106,536		524,184		115,321		6,060		121,381
Balhae Infrastructure Company		806,218		1,854		834,695		804,364		101,391		—		101,391
Aju Good Technology Venture Fund		60,675		828		52,000		59,847		23,016		—		23,016
SY Auto Capital Co., Ltd.		88,611		52,415		20,000		36,196		17,736		(5,011)		12,725
Incheon Bridge Co., Ltd.		609,194		707,563		61,096		(98,369)		(14,746)		14,746		—
Big Dipper Co., Ltd.		370		336		1,500		34		10		115		125
APRO Co., Ltd.		47,164		30,281		2,468		16,883		2,565		225		2,790
Paycoms Co., Ltd.		1,763		1,620		855		143		17		28		45
Food Factory Co., Ltd.		5,587		3,797		450		1,790		398		602		1,000
KBSP Private Equity Fund No.4		39,492		2		40,800		39,490		5,904		—		5,904
KB Private Equity Fund No.3		49,437		4		51,000		49,433		7,754		—		7,754
Korea Credit Bureau Co., Ltd.		96,855		30,289		10,000		66,566		5,991		—		5,991
KoFC POSCO HANWHA KB Shared Growth Private Equity Fund No.2		55,524		1,063		51,880		54,461		13,616		—		13,616
Keystone-Hyundai Securities No.1 Private Equity Fund		187,156		153,842		42,837		33,314		1,625		—		1,625
KB Social Impact Investment Fund		4,885		3		5,000		4,882		1,465		—		1,465
KB-Solidus Global Healthcare Fund		103,896		5		61,800		103,891		45,021		697		45,718
POSCO-KB Shipbuilding Fund		21,916		4		24,000		21,912		6,847		—		6,847
GH Real Estate I LP		45,340		61		42,093		45,279		19,042		—		19,042
KB-TS Technology Venture Private Equity Fund		36,445		1,212		35,400		35,233		19,731		—		19,731
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		48,369		185		51,700		48,184		20,504		(752)		19,752
KB-SJ Tourism Venture Fund		14,914		4		16,200		14,910		2,761		—		2,761
UNION Media Commerce Fund		3,318		4		3,450		3,314		961		—		961
KB-Stonebridge Secondary Private Equity Fund		34,450		507		35,805		33,943		4,944		—		4,944
KB SPROTT Renewable Private Equity Fund No.1		3,686		249		9,640		3,437		1,295		—		1,295
KB-UTC Inno-Tech Venture Fund		1,016		75		1,016		941		417		—		417

	2019*
	Operating revenue		Net profit (loss)		Other comprehensive income		Total comprehensive income (loss)		Dividends
	(In millions of Korean won)
KB Pre IPO Secondary Venture Fund No.1	￦	3,225	￦	2,452	￦	—	￦	2,452	￦	—
KB GwS Private Securities Investment Trust		42,503		41,524		—		41,524		9,297
KB-KDBC Pre-IPO New Technology Business Investment Fund		371		(638)		—		(638)		—
KB Star Office Private Real Estate Investment Trust No.1		14,455		6,004		—		6,004		—
PT Bank Bukopin TBK		721,169		(5,612)		45,780		40,168		—
Balhae Infrastructure Company		62,113		(3,153)		—		(3,153)		6,855
Aju Good Technology Venture Fund		9,288		7,734		—		7,734		—
SY Auto Capital Co., Ltd.		20,394		5,292		(215)		5,077		—
Incheon Bridge Co., Ltd.		107,178		9,127		—		9,127		—
Big Dipper Co., Ltd.		598		(532)		—		(532)		—
APRO Co., Ltd.		47,725		7,702		—		7,702		—
Paycoms Co., Ltd.		262		(343)		—		(343)		—
Food Factory Co., Ltd.		6,807		664		—		664		—
KBSP Private Equity Fund No.4		39		(1,304)		—		(1,304)		—
KB Private Equity Fund No.3		—		(485)		—		(485)		—
Korea Credit Bureau Co., Ltd.		91,200		1,480		—		1,480		135
KoFC POSCO HANWHA KB Shared Growth Private Equity Fund No.2		4,077		(3,911)		—		(3,911)		—
Keystone-Hyundai Securities No.1 Private Equity Fund		18,342		(572)		—		(572)		—
KB Social Impact Investment Fund		8		(118)		—		(118)		—
KB-Solidus Global Healthcare Fund		13,085		8,708		—		8,708		—
POSCO-KB Shipbuilding Fund		1,000		(371)		—		(371)		—
GH Real Estate I LP		5,043		3,698		565		4,263		—
KB-TS Technology Venture Private Equity Fund		1,643		632		—		632		—
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		138		(3,355)		—		(3,355)		—
KB-SJ Tourism Venture Fund		—		(673)		—		(673)		—
UNION Media Commerce Fund		—		(3)		—		(3)		—
KB-Stonebridge Secondary Private Equity Fund		346		(1,856)		—		(1,856)		—
KB SPROTT Renewable Private Equity Fund No.1		1		(986)		—		(986)		—
KB-UTC Inno-Tech Venture Fund		—		(75)		—		(75)		—

	December 31, 2020*
	Total assets		Total liabilities		Paid-in capital		Equity		Share of net asset amount		Unrealized gains (losses) and others		Consolidated carrying amount
	(In millions of Korean won)
KB Pre IPO Secondary Venture Fund No.1	￦	8,423	￦	3	￦	5,940	￦	8,420	￦	1,279	￦	—	￦	1,279
KB GwS Private Securities Investment Trust		534,764		741		425,814		534,023		142,799		(1,440)		141,359
KB-KDBC Pre-IPO New Technology Business Investment Fund		24,655		592		20,400		24,063		16,042		—		16,042
KB Star Office Private Real Estate Investment Trust No.1		231,018		122,298		95,000		108,720		20,413		(347)		20,066
Balhae Infrastructure Company		847,758		1,870		841,784		845,888		106,624		—		106,624
Aju Good Technology Venture Fund		57,776		2,265		44,500		55,511		21,351		(3)		21,348
SY Auto Capital Co., Ltd.		89,462		51,272		20,000		38,190		18,713		(2,569)		16,144
Incheon Bridge Co., Ltd.		579,386		700,133		61,096		(120,747)		(18,100)		18,100		—
Big Dipper Co., Ltd.		285		306		1,750		(21)		(5)		5		—
Paycoms Co., Ltd.		2,690		2,073		855		617		72		126		198
Food Factory Co., Ltd.		7,613		4,767		450		2,846		632		649		1,281
KBSP Private Equity Fund No.4		39,795		—		40,800		39,795		5,950		—		5,950
KB Private Equity Fund No.3		1,132		533		—		599		94		—		94
Korea Credit Bureau Co., Ltd.		117,077		37,599		10,000		79,478		7,153		—		7,153
KoFC POSCO HANWHA KB Shared Growth Private Equity Fund No.2		42,585		3,205		38,960		39,380		9,845		—		9,845
Keystone-Hyundai Securities No.1 Private Equity Fund		178,848		132,123		42,837		46,725		1,556		—		1,556
KB Social Impact Investment Fund		9,585		4		10,000		9,581		2,874		—		2,874
KB-Solidus Global Healthcare Fund		106,215		1,179		75,600		105,036		45,516		697		46,213
POSCO-KB Shipbuilding Fund		41,807		541		33,200		41,266		12,895		—		12,895
KB-TS Technology Venture Private Equity Fund		34,972		3,490		29,600		31,482		17,630		—		17,630
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		64,968		313		62,980		64,655		27,513		(750)		26,763
KB-SJ Tourism Venture Fund		22,327		6		24,300		22,321		4,133		—		4,133
UNION Media Commerce Fund		3,318		7		3,450		3,311		960		—		960
KB-Stonebridge Secondary Private Equity Fund		114,712		496		98,235		114,216		16,636		—		16,636
KB SPROTT Renewable Private Equity Fund No.1		13,896		497		15,376		13,399		5,049		—		5,049
KB-UTC Inno-Tech Venture Fund		38,585		207		39,319		38,378		16,999		—		16,999
WJ Private Equity Fund No.1		36,197		170		37,100		36,027		9,711		—		9,711
All Together Korea Fund No.2		10,025		1		10,001		10,024		10,023		—		10,023
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		47,607		850		47,500		46,757		5,611		—		5,611
JR GLOBAL REIT		1,859,214		1,043,068		165,600		816,146		215,854		—		215,854
Project Vanilla Co., Ltd.		4,445		132		5,000		4,313		2,151		—		2,151
December & Company Inc.		68,173		3,305		35,441		64,868		24,402		—		24,402
2020 KB Fintech Renaissance Fund		10,841		5		10,900		10,836		547		—		547
KB Material and Parts No.1 PEF		23,296		—		23,500		23,296		3,371		—		3,371
FineKB Private Equity Fund No.1		—		77		—		(77)		—		—		—

	2020*
	Operating revenue		Net profit (loss)		Other comprehensive income		Total comprehensive income (loss)		Dividends
	(In millions of Korean won)
KB Pre IPO Secondary Venture Fund No.1	￦	1,942	￦	1,053	￦	—	￦	1,053	￦	—
KB GwS Private Securities Investment Trust		48,501		47,520		—		47,520		9,525
KB-KDBC Pre-IPO New Technology Business Investment Fund		5,151		4,421		—		4,421		—
KB Star Office Private Real Estate Investment Trust No.1		2,392		1,076		—		1,076		—
Balhae Infrastructure Company		63,781		89,757		—		89,757		6,973
Aju Good Technology Venture Fund		8,685		2,815		—		2,815		—
SY Auto Capital Co., Ltd.		17,404		2,057		(49)		2,008		—
Incheon Bridge Co., Ltd.		70,345		(23,200)		—		(23,200)		—
Big Dipper Co., Ltd.		942		(305)		—		(305)		—
Paycoms Co., Ltd.		1,391		505		—		505		—
Food Factory Co., Ltd.		9,282		407		—		407		—
KBSP Private Equity Fund No.4		2		306		—		306		—
KB Private Equity Fund No.3		—		15,442		—		15,442		2,082
Korea Credit Bureau Co., Ltd.		107,810		13,391		—		13,391		89
KoFC POSCO HANWHA KB Shared Growth Private Equity Fund No.2		1,629		626		—		626		—
Keystone-Hyundai Securities No.1 Private Equity Fund		16,586		(1,536)		—		(1,536)		—
KB Social Impact Investment Fund		8		(301)		—		(301)		—
KB-Solidus Global Healthcare Fund		6,435		(12,655)		—		(12,655)		—
POSCO-KB Shipbuilding Fund		12,842		10,154		—		10,154		—
KB-TS Technology Venture Private Equity Fund		5,342		4,051		—		4,051		—
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		5,257		3,013		—		3,013		—
KB-SJ Tourism Venture Fund		—		(689)		—		(689)		—
UNION Media Commerce Fund		—		(3)		—		(3)		—
KB-Stonebridge Secondary Private Equity Fund		20,068		17,842		—		17,842		—
KB SPROTT Renewable Private Equity Fund No.1		1		(991)		—		(991)		—
KB-UTC Inno-Tech Venture Fund		—		(866)		—		(866)		—
WJ Private Equity Fund No.1		2		(1,073)		—		(1,073)		—
All Together Korea Fund No.2		187		150		—		150		—
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		2,901		(743)		—		(743)		—
JR GLOBAL REIT		—		—		—		—		—
Project Vanilla Co., Ltd.		—		(611)		—		(611)		—
December & Company Inc.		756		(2,469)		—		(2,469)		—
2020 KB Fintech Renaissance Fund		1		(64)		—		(64)		—
KB Material and Parts No.1 PEF		—		(204)		—		(204)		—
FineKB Private Equity Fund No.1		—		(77)		—		(77)		—

*

The condensed financial information of the associates and joint ventures is adjusted to reflect adjustments made by the Group, such as fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.

Schedule Of Changes Investments In Associates Text Block [Text Block]

Changes in carrying amount of investments in associates and joint ventures for the years ended December 31, 2019 and 2020, are as follows:

	2019[1]
	Beginning		Acquisition and others		Disposal and others		Dividends		Gains (losses) on equity- method accounting		Other compre- hensive income		Impairment loss		Ending
	(In millions of Korean won)
KB Pre IPO Secondary Venture Fund No.1	￦	1,649	￦	—	￦	(317)	￦	—	￦	373	￦	—	￦	—	￦	1,705
KB GwS Private Securities Investment Trust		134,362		—		—		(9,297)		11,103		—		—		136,168
KB-KDBC Pre-IPO New Technology Business Investment Fund		14,594		5,000		—		—		(606)		—		—		18,988
KB Star Office Private Real Estate Investment Trust No.1		19,839		—		—		—		—		—		—		19,839
PT Bank Bukopin TBK[2]		113,932		—		—		—		(1,236)		10,408		(1,723)		121,381
Balhae Infrastructure Company		108,050		592		—		(6,855)		(396)		—		—		101,391
Aju Good Technology Venture Fund		18,134		1,960		—		—		2,922		—		—		23,016
SY Auto Capital Co., Ltd.		10,672		—		—		—		2,158		(105)		—		12,725
Big Dipper Co., Ltd.		280		—		—		—		(155)		—		—		125
APRO Co., Ltd.		1,403		—		—		—		1,386		1		—		2,790
Paycoms Co., Ltd.		103		—		—		—		(58)		—		—		45
Food Factory Co., Ltd.		928		—		—		—		72		—		—		1,000
KBSP Private Equity Fund No.4		—		6,100		—		—		(196)		—		—		5,904
KB Private Equity Fund No.3		7,830		—		—		—		(76)		—		—		7,754
Korea Credit Bureau Co., Ltd.		5,941		—		—		(135)		185		—		—		5,991
KoFC POSCO HANWHA KB Shared Growth Private Equity Fund No.2		14,601		—		—		—		(985)		—		—		13,616
Keystone-Hyundai Securities No.1 Private Equity Fund		1,581		66		—		—		(26)		4		—		1,625
KB Social Impact Investment Fund		—		1,500		—		—		(35)		—		—		1,465
KB-Solidus Global Healthcare Fund		—		42,697		—		—		3,021		—		—		45,718
POSCO-KB Shipbuilding Fund		4,463		2,500		—		—		(116)		—		—		6,847
GH Real Estate I LP		17,252		—		—		—		1,553		237		—		19,042
KB-TS Technology Venture Private Equity Fund		13,777		7,440		(1,840)		—		269		85		—		19,731
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		7,930		13,250		—		—		(1,428)		—		—		19,752
KB-SJ Tourism Venture Fund		1,386		1,500		—		—		(125)		—		—		2,761
UNION Media Commerce Fund		962		—		—		—		(1)		—		—		961
KB-Stonebridge Secondary Private Equity Fund		—		7,070		(1,855)		—		(271)		—		—		4,944
KB SPROTT Renewable Private Equity Fund No.1		—		1,667		—		—		(372)		—		—		1,295
KB-UTC Inno-Tech Venture Fund		—		450		—		—		(33)		—		—		417
Others		5,263		408		(4,463)		—		667		212		(843)		1,244

	￦	504,932	￦	92,200	￦	(8,475)	￦	(16,287)	￦	17,594	￦	10,842	￦	(2,566)	￦	598,240

	2020[1]
	Beginning		Acquisition and others		Disposal and others		Dividends		Gains (losses) on equity- method accounting		Other compre- hensive income		Ending
	(In millions of Korean won)
KB Pre IPO Secondary Venture Fund No.1	￦	1,705	￦	—	￦	(586)	￦	—	￦	160	￦	—	￦	1,279
KB GwS Private Securities Investment Trust		136,168		—		—		(9,525)		14,716		—		141,359
KB-KDBC Pre-IPO New Technology Business Investment Fund		18,988		—		(6,399)		—		3,453		—		16,042
KB Star Office Private Real Estate Investment Trust No.1		19,839		—		—		—		227		—		20,066
PT Bank Bukopin TBK[2]		121,381		43,909		(54,069)		—		(107,258)		(3,963)		—
Balhae Infrastructure Company		101,391		893		—		(6,973)		11,313		—		106,624
Aju Good Technology Venture Fund		23,016		—		(2,885)		—		1,217		—		21,348
SY Auto Capital Co., Ltd.		12,725		—		—		—		3,422		(3)		16,144
Incheon Bridge Co., Ltd.		—		—		—		—		—		—		—
Big Dipper Co., Ltd.		125		—		—		—		(125)		—		—
Paycoms Co., Ltd.		45		—		—		—		153		—		198
Food Factory Co., Ltd.		1,000		—		—		—		247		34		1,281
KBSP Private Equity Fund No.4		5,904		—		—		—		46		—		5,950
KB Private Equity Fund No.3		7,754		—		(8,000)		(2,082)		2,422		—		94
Korea Credit Bureau Co., Ltd.		5,991		—		—		(89)		1,251		—		7,153
KoFC POSCO HANWHA KB Shared Growth Private Equity Fund No.2		13,616		—		(3,231)		—		(540)		—		9,845
Keystone-Hyundai Securities No.1 Private Equity Fund		1,625		—		—		—		(69)		—		1,556
KB Social Impact Investment Fund		1,465		1,500		—		—		(91)		—		2,874
KB-Solidus Global Healthcare Fund		45,718		10,920		(4,940)		—		(5,485)		—		46,213
POSCO-KB Shipbuilding Fund		6,847		5,000		(2,125)		—		3,173		—		12,895
KB-TS Technology Venture Private Equity Fund		19,731		2,240		(5,488)		—		1,232		(85)		17,630
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		19,752		8,000		(3,200)		—		2,211		—		26,763
KB-SJ Tourism Venture Fund		2,761		1,500		—		—		(128)		—		4,133
UNION Media Commerce Fund		961		—		—		—		(1)		—		960
KB-Stonebridge Secondary Private Equity Fund		4,944		9,093		—		—		2,599		—		16,636
KB SPROTT Renewable Private Equity Fund No.1		1,295		4,128		—		—		(374)		—		5,049
KB-UTC Inno-Tech Venture Fund		417		16,966		—		—		(384)		—		16,999
WJ Private Equity Fund No.1		—		10,000		—		—		(289)		—		9,711
All Together Korea Fund No.2		—		100,000		(90,000)		—		150		(127)		10,023
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		—		5,700		—		—		(89)		—		5,611
JR GLOBAL REIT		—		219,493		(3,639)		—		—		—		215,854
Project Vanilla Co., Ltd.		—		2,450		—		—		(299)		—		2,151
December & Company Inc.		—		30,000		(5,151)		—		(447)		—		24,402
2020 KB Fintech Renaissance Fund		—		550		—		—		(3)		—		547
KB Material and Parts No.1 PEF		—		3,400		—		—		(29)		—		3,371
FineKB Private Equity Fund No.1		—		—		—		—		—		—		—
Others		23,076		40,000		(61,862)		—		(899)		359		674

	￦	598,240	￦	515,742	￦	(251,575)	￦	(18,669)	￦	(68,518)	￦	(3,785)	￦	771,435

[1]	Gains on disposal of investments in associates and joint ventures amount to ￦ 1,423 million ￦ 24,768 million for the years ended December 31, 2019 and 2020, respectively.
[2]	The investment was reclassified to subsidiaries from associates for the year ended December 31, 2020 due to additional share purchase.

Schedule Of Accumulated Unrecognized Share Of Losses Investment In Associates Text Block [Text Block]

Unrecognized share of losses in investments in associates and joint ventures due to discontinuation of applying the equity method for the years ended December 31, 2019 and 2020 and accumulated amount as of December 31, 2019 and 2020, are as follows:

	Unrecognized losses (gains)				Accumulated unrecognized losses
	2019		2020		December 31, 2019		December 31, 2020
	(In millions of Korean won)
Doosung Metal Co., Ltd.	￦	46	￦	—	￦	65	￦	65
Incheon Bridge Co., Ltd.		(1,944)		3,354		14,746		18,100
Jungdong Steel Co., Ltd.		—		—		489		489
DPAPS Co., Ltd.		14		19		339		358
Shinla Construction Co., Ltd.		—		—		183		183
Jaeyang Industry Co., Ltd.		—		—		30		30
Terra Corporation		—		—		14		14
Jungdo Co., Ltd.		—		151		161		312
Jinseung Tech Co., Ltd.		18		—		21		21
Korea NM Tech Co., Ltd.		—		—		28		28
Chongil Machine & Tools Co., Ltd.		19		—		19		19
SKYDIGITAL INC.		106		—		106		106
Imt Technology Co., Ltd.		—		3		—		3
Jo Yang Industrial Co., Ltd.		—		96		—		96
IDTECK Co., Ltd.		—		216		—		216

	￦	(1,741)	￦	3,839	￦	16,201	￦	20,040